INCOME TAXES - Deferred taxes (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Deferred tax assets	$ 368	$ 312
Deferred tax liabilities	(27)	(26)
Net deferred tax position	$ 341	$ 286	$ 238